Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jan. 30, 2015
Shares distributed following Spin-off	3,272,804	0		3,242,524
Depreciation	$ 9,154	$ 8,898	$ 7,800
Self insurance retention	$250,000 to $500,000
Health insurance stop loss coverage	$ 250
Health insurance aggregate	77
Per occurrence loss	$ 250
Building and Improvements
Estimated useful lives	7-39
Revenue equipment
Estimated useful lives	7-10
Other equipment
Estimated useful lives	3-10
Petroleum Products
Percentage of Business	82.00%
Dry Bulk Commodities
Percentage of Business	18.00%